Acquisitions and dispositions (Tables)	12 Months Ended
Mar. 31, 2016
Gerte- und Pumpenbau GmbH Dr. Eugen Schmidt ("GPM")
Acquisitions and dispositions
Unaudited Pro Forma Results of Operations

	Yen in millions
	For the year ended March 31 (Unaudited)
	2014	2015
Pro forma net sales	¥909,356	¥1,065,579
Pro forma net income	56,795	77,052

	Yen
Pro forma net income attributable to Nidec Corporation per share
— Basic	¥208.75	¥275.31
— Diluted	195.30	259.54